Share Based Payment Arrangements - Summary of Changes in Outstanding Stock Options (Details) - Stock Options shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, beginning of year | shares	790	1,302
Number of options, Exercised | shares	(512)	(512)
Number of options, end of year | shares	278	790
Number of options, Options exercisable, end of year | shares	278	790
Weighted average exercise price, beginning of year | $ / shares	$ 29.17	$ 27.89
Weighted average exercise price, Exercised | $ / shares	27.93	25.92
Weighted average exercise price, end of year | $ / shares	31.44	29.17
Weighted average exercise price, Options exercisable, end of year | $ / shares	$ 31.44	$ 29.17